Schedule of Investments (unaudited)	iShares® Environmentally Aware Real Estate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Data Center REITs — 8.8%
Digital Core REIT Management Pte Ltd.	2,100	$1,198
Digital Realty Trust Inc.	2,253	336,801
Equinix Inc.	617	487,578
Keppel DC REIT	5,400	8,199
		833,776
Diversified Real Estate Activities — 5.0%
Allreal Holding AG, Registered	51	9,092
City Developments Ltd.	2,700	10,764
Heiwa Real Estate Co. Ltd.	200	5,749
Mitsubishi Estate Co. Ltd.	6,000	102,264
Mitsui Fudosan Co. Ltd.	12,100	125,354
New World Development Co. Ltd.	18,000	16,780
Nomura Real Estate Holdings Inc.	500	13,977
Sumitomo Realty & Development Co. Ltd.	1,700	56,190
Sun Hung Kai Properties Ltd.	11,715	101,435
Tokyo Tatemono Co. Ltd.	700	12,211
UOL Group Ltd.	3,900	15,757
		469,573
Diversified REITs — 7.5%
Abrdn Property Income Trust Ltd.	1,956	1,365
Activia Properties Inc.	7	16,560
AEW U.K. REIT PLC	813	979
Alexander & Baldwin Inc.	392	7,726
American Assets Trust Inc.	420	11,138
Argosy Property Ltd.	4,323	2,714
Armada Hoffler Properties Inc.	582	6,914
Balanced Commercial Property Trust Ltd.	2,946	3,280
British Land Co. PLC (The)	8,147	43,182
Broadstone Net Lease Inc.	1,236	21,519
Charter Hall Long Wale REIT	3,016	7,055
Covivio SA/France	264	13,590
Cromwell European Real Estate Investment Trust	1,800	2,727
Custodian Property Income REIT PLC	2,010	1,990
Daiwa House REIT Investment Corp.	12	19,312
Empire State Realty Trust Inc., Class A	1,965	21,163
Essential Properties Realty Trust Inc.	926	27,400
Global Net Lease Inc.	1,359	11,823
GPT Group (The)	15,219	46,357
Growthpoint Properties Australia Ltd.	2,055	3,140
H&R Real Estate Investment Trust	1,467	10,211
Hankyu Hanshin REIT Inc.	2	1,776
Heiwa Real Estate REIT Inc.	5	4,379
Hulic REIT Inc.	2	1,904
ICADE	181	4,023
KDX Realty Investment Corp.	16	16,496
Land Securities Group PLC	3,620	29,602
LondonMetric Property PLC	9,441	24,409
Merlin Properties SOCIMI SA	3,773	43,087
Mirvac Group	41,435	58,341
Mori Trust REIT Inc.	8	3,718
Nippon REIT Investment Corp.	2	4,395
Nomura Real Estate Master Fund Inc.	22	21,583
NTT UD REIT Investment Corp.	7	5,423
OUE REIT	29,400	5,943
Picton Property Income Ltd.	2,436	2,298
Schroder REIT Ltd.	3,483	2,148
Sekisui House REIT Inc.	54	28,534
SK REITs Co. Ltd.	615	2,337
Star Asia Investment Corp.	9	3,398
Stockland	15,673	47,339
Security	Shares	Value

Diversified REITs (continued)
Stride Property Group	2,178	$1,659
Sunlight REIT	9,000	1,956
Suntec REIT(a)	21,700	19,203
Takara Leben Real Estate Investment Corp.	3	2,000
Tokyu REIT Inc.	6	6,067
United Urban Investment Corp.	10	9,572
WP Carey Inc.	1,392	80,472
		712,207
Health Care Facilities — 0.1%
Chartwell Retirement Residences	1,341	13,306

Health Care REITs — 7.7%
Aedifica SA	273	17,353
Alexandria Real Estate Equities Inc.	1,067	125,148
Assura PLC	4,281	2,247
CareTrust REIT Inc.	336	9,059
Cofinimmo SA	129	8,294
Community Healthcare Trust Inc.	52	1,131
Health Care & Medical Investment Corp.	1	830
Healthcare Realty Trust Inc., Class A	801	14,170
HealthCo REIT	1,419	1,108
Healthpeak Properties Inc.	2,265	49,422
Life Science Reit PLC	1,271	551
LTC Properties Inc.	93	3,321
Medical Properties Trust Inc.	1,616	7,773
National Health Investors Inc.	273	20,437
NorthWest Healthcare Properties REIT	339	1,230
Omega Healthcare Investors Inc.	564	20,530
Parkway Life REIT	900	2,448
Primary Health Properties PLC	2,409	2,869
Sabra Health Care REIT Inc.	615	9,981
Target Healthcare REIT PLC	1,497	1,569
Ventas Inc.	3,364	183,136
Vital Healthcare Property Trust	843	954
Welltower Inc.	2,179	242,414
		725,975
Hotel & Resort REITs — 2.0%
Apple Hospitality REIT Inc.	891	13,178
CapitaLand Ascott Trust(a)	6,680	4,510
CDL Hospitality Trusts	2,100	1,519
DiamondRock Hospitality Co.	1,023	8,419
Far East Hospitality Trust	2,700	1,263
Host Hotels & Resorts Inc.	3,870	67,764
Hotel Property Investments Ltd.	1,538	3,415
Invincible Investment Corp.	12	5,436
Japan Hotel REIT Investment Corp.	6	3,065
Park Hotels & Resorts Inc.	843	12,696
Pebblebrook Hotel Trust	558	7,639
RLJ Lodging Trust	657	6,202
Ryman Hospitality Properties Inc.	271	27,238
Service Properties Trust	687	3,895
Summit Hotel Properties Inc.	465	2,948
Sunstone Hotel Investors Inc.	1,281	13,271
Xenia Hotels & Resorts Inc.	779	10,813
		193,271
Industrial REITs — 15.6%
Advance Logistics Investment Corp.	3	2,388
AIMS APAC REIT	5,247	5,146
Americold Realty Trust Inc.	1,428	42,683
ARGAN SA, NVS	48	3,923
CapitaLand Ascendas REIT	31,200	63,697

Schedule of Investments (unaudited) (continued)	iShares® Environmentally Aware Real Estate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial REITs (continued)
Centuria Industrial REIT	2,073	$4,321
CRE Logistics REIT Inc.	3	2,892
Dexus Industria REIT	870	1,652
Dream Industrial REIT	738	7,205
EastGroup Properties Inc.	370	69,186
ESR Kendall Square REIT Co. Ltd.	1,278	4,592
ESR-LOGOS REIT	43,200	8,888
First Industrial Realty Trust Inc.	637	34,857
Frasers Logistics & Commercial Trust(a)	38,100	28,321
GLP J-REIT	34	29,787
Goodman Property Trust	4,731	5,814
Granite REIT	246	13,219
Industrial & Infrastructure Fund Investment Corp.	10	8,253
Innovative Industrial Properties Inc.	102	12,527
Japan Logistics Fund Inc.	4	6,843
LaSalle Logiport REIT	27	26,639
LXP Industrial Trust	1,785	18,385
Mapletree Industrial Trust	18,000	31,232
Mapletree Logistics Trust	18,900	18,324
Mitsubishi Estate Logistics REIT Investment Corp.	4	10,083
Mitsui Fudosan Logistics Park Inc.	6	16,906
Montea NV	147	12,750
Nippon Prologis REIT Inc.	34	56,175
Prologis Inc.	5,703	718,863
Rexford Industrial Realty Inc.	855	42,844
Segro PLC	4,438	52,238
SOSiLA Logistics REIT Inc.	7	5,415
STAG Industrial Inc.	663	27,057
Terreno Realty Corp.	357	24,422
Tritax Big Box REIT PLC	14,053	29,871
Urban Logistics REIT PLC	2,842	4,543
Warehouse REIT PLC	1,527	1,684
Warehouses De Pauw CVA	849	22,999
		1,476,624
Multi-Family Residential REITs — 11.6%
Advance Residence Investment Corp.	7	14,686
Apartment Investment & Management Co., Class A(b)	804	7,123
AvalonBay Communities Inc.	1,233	252,666
Boardwalk REIT	126	7,118
Camden Property Trust	714	79,076
Canadian Apartment Properties REIT	621	21,590
Centerspace	84	5,866
Comforia Residential REIT Inc.	3	6,224
Daiwa Securities Living Investments Corp.	15	10,203
Elme Communities	831	13,678
Empiric Student Property PLC	2,502	3,100
Equity Residential	3,295	229,431
Essex Property Trust Inc.	461	128,324
Home Invest Belgium SA, NVS	53	990
Independence Realty Trust Inc.	1,044	19,471
Ingenia Communities Group	3,000	10,345
InterRent REIT	627	5,790
Irish Residential Properties REIT PLC	2,940	2,927
Killam Apartment REIT	420	5,637
Mid-America Apartment Communities Inc.	799	111,676
NexPoint Residential Trust Inc.	135	5,898
Nippon Accommodations Fund Inc.	2	8,558
Samty Residential Investment Corp.	3	2,049
Starts Proceed Investment Corp.	1	1,298
Triple Point Social Housing REIT PLC(c)	1,630	1,249
UDR Inc.	2,492	99,855
UNITE Group PLC (The)	2,154	26,402
Security	Shares	Value

Multi-Family Residential REITs (continued)
Veris Residential Inc.	624	$9,803
Xior Student Housing NV	132	4,439
		1,095,472
Office REITs — 8.3%
Abacus Group	2,679	1,936
Allied Properties REIT	513	6,149
Brandywine Realty Trust	1,809	9,117
BXP Inc.	1,776	126,647
Centuria Office REIT	2,745	2,240
Champion REIT	27,000	5,485
CLS Holdings PLC	916	1,080
COPT Defense Properties	819	23,726
Cousins Properties Inc.	2,484	68,335
Cromwell Property Group	8,058	2,194
Daiwa Office Investment Corp.	4	7,836
Derwent London PLC	558	16,484
Dexus	6,428	29,637
Douglas Emmett Inc.	909	14,626
Easterly Government Properties Inc., Class A	711	9,904
Gecina SA	253	25,082
Global One Real Estate Investment Corp.	9	6,082
Great Portland Estates PLC	1,260	5,686
Helical PLC	468	1,348
Highwoods Properties Inc.	1,027	31,806
Hudson Pacific Properties Inc.	2,016	12,076
Ichigo Office REIT Investment Corp.	12	6,701
Inmobiliaria Colonial SOCIMI SA	2,172	12,635
Japan Excellent Inc.	11	8,750
Japan Prime Realty Investment Corp.	3	6,527
Japan Real Estate Investment Corp.	5	17,343
JBG SMITH Properties	2,310	37,769
JR Global REIT	955	2,759
Keppel REIT(a)	30,300	19,861
Kilroy Realty Corp.	1,528	56,490
Mirai Corp.	9	2,684
Mori Hills REIT Investment Corp.	14	12,032
Nippon Building Fund Inc.	6	23,156
NSI NV	87	1,845
One REIT Inc.	1	1,725
Orix JREIT Inc.	21	21,863
Paramount Group Inc.	3,294	17,261
Piedmont Office Realty Trust Inc., Class A	1,853	16,028
Precinct Properties Group	7,476	5,388
Prosperity REIT	21,000	3,576
Sankei Real Estate Inc.	3	1,697
SL Green Realty Corp.	642	42,783
Vornado Realty Trust	1,690	50,683
Workspace Group PLC	216	1,703
		778,735
Other Specialized REITs — 2.1%
Arena REIT	1,626	4,127
Charter Hall Social Infrastructure REIT	739	1,243
EPR Properties	237	10,665
Four Corners Property Trust Inc.	663	17,994
Gaming and Leisure Properties Inc.	957	48,041
Safehold Inc.	333	7,706
VICI Properties Inc., Class A	3,376	105,534
		195,310
Real Estate Development — 0.2%
Lifestyle Communities Ltd.	465	2,748

Schedule of Investments (unaudited) (continued)	iShares® Environmentally Aware Real Estate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Development (continued)
Sino Land Co. Ltd.	16,000	$16,550
		19,298
Real Estate Operating Companies — 7.1%
Abrdn European Logistics Income PLC(c)	5,304	4,214
Aeon Mall Co. Ltd.	400	5,484
Amot Investments Ltd.	1,170	4,742
Aroundtown SA(b)	4,506	9,613
Atrium Ljungberg AB, Class B	504	10,780
Azrieli Group Ltd.	306	18,781
CA Immobilien Anlagen AG	285	9,315
CapitaLand Investment Ltd./Singapore(a)	17,500	35,482
Castellum AB(b)	2,530	31,693
Catena AB	123	6,262
Cibus Nordic Real Estate AB publ	126	1,968
Citycon OYJ	318	1,400
Corem Property Group AB, Class B	2,706	2,416
Deutsche EuroShop AG	282	7,384
Deutsche Wohnen SE	276	5,481
Dios Fastigheter AB	510	4,094
Entra ASA(b)(c)	393	4,418
Fabege AB	1,563	13,107
Fastighets AB Balder, Class B(b)	2,775	20,464
Grainger PLC	2,232	6,933
Grand City Properties SA(b)	575	6,778
Hongkong Land Holdings Ltd.	7,500	24,222
Hufvudstaden AB, Class A	1,260	15,271
Hulic Co. Ltd.	1,500	14,642
Hysan Development Co. Ltd.	5,000	6,847
Intershop Holding AG	20	2,669
Kennedy-Wilson Holdings Inc.	1,164	12,117
Kojamo OYJ(b)	1,014	10,028
LEG Immobilien SE	439	38,295
Melisron Ltd.	126	8,832
Mobimo Holding AG, Registered	27	8,087
NP3 Fastigheter AB	99	2,367
Nyfosa AB	705	7,215
Pandox AB, Class B	168	3,117
Platzer Fastigheter Holding AB, Class B	371	3,394
PSP Swiss Property AG, Registered	144	19,243
Sagax AB, Class B	771	19,047
Samhallsbyggnadsbolaget i Norden AB	5,264	3,337
Sirius Real Estate Ltd.	6,177	7,530
StorageVault Canada Inc., NVS	489	1,661
Swire Properties Ltd.	11,400	18,004
Swiss Prime Site AG, Registered	332	33,273
TAG Immobilien AG(b)	1,046	15,759
VGP NV	54	5,851
Vonovia SE	3,962	121,476
Wallenstam AB, Class B	1,788	9,019
Wharf Real Estate Investment Co. Ltd.	12,000	29,501
Wihlborgs Fastigheter AB	1,421	14,393
		666,006
Retail REITs — 15.8%
Acadia Realty Trust	401	8,678
AEON REIT Investment Corp.	11	9,505
Agree Realty Corp.	411	28,347
Ascencio	36	1,783
Brixmor Property Group Inc.	961	24,477
BWP Trust	3,012	7,065
CapitaLand Integrated Commercial Trust	55,700	87,005
Carmila SA	420	7,586
Security	Shares	Value

Retail REITs (continued)
Charter Hall Retail REIT	3,018	$6,903
Choice Properties REIT	1,200	12,047
Crombie REIT	339	3,349
Eurocommercial Properties NV	558	13,898
Federal Realty Investment Trust	437	48,791
First Capital Real Estate Investment Trust	1,284	15,224
Fortune REIT	6,000	2,873
Frasers Centrepoint Trust	15,000	24,851
Frontier Real Estate Investment Corp.	1	2,899
Fukuoka REIT Corp.	2	2,094
Getty Realty Corp.	297	8,797
Hamborner REIT AG	459	3,229
Hammerson PLC	39,935	14,796
HomeCo Daily Needs REIT	10,361	8,635
InvenTrust Properties Corp.	219	6,169
Japan Metropolitan Fund Invest	12	7,493
Kimco Realty Corp.	2,707	58,823
Kite Realty Group Trust	1,021	25,178
Kiwi Property Group Ltd.	8,721	4,684
Klepierre SA	1,528	43,754
Lar Espana Real Estate SOCIMI SA	690	6,079
Lendlease Global Commercial REIT	24,000	10,711
Link REIT	20,400	86,068
LOTTE REIT Co. Ltd.	426	1,178
Macerich Co. (The)	836	13,386
Mapletree Pan Asia Commercial Trust	32,900	31,643
Mercialys SA	1,221	15,471
NETSTREIT Corp.	384	6,324
NewRiver REIT PLC	2,121	2,260
NNN REIT Inc.	829	37,214
Paragon REIT	8,400	5,530
Phillips Edison & Co. Inc.	465	16,322
Prinmaris REIT	582	5,741
Realty Income Corp.	2,558	146,906
Regency Centers Corp.	778	52,391
Region RE Ltd.	8,112	12,079
Retail Estates NV	60	4,093
Retail Opportunity Investments Corp.	491	7,340
RioCan REIT	1,987	25,733
Scentre Group	37,667	85,897
Shaftesbury Capital PLC	5,478	10,725
Simon Property Group Inc.	1,262	193,641
SITE Centers Corp.	534	8,250
SmartCentres Real Estate Investment Trust	1,065	18,498
Starhill Global REIT	9,600	3,555
Supermarket Income REIT PLC	6,591	6,348
Tanger Inc.	580	16,762
Unibail-Rodamco-Westfield, New	490	36,643
Urban Edge Properties	450	9,135
Vastned Retail NV	81	2,051
Vicinity Ltd.	81,958	113,643
Waypoint REIT Ltd.	4,119	6,841
Wereldhave NV	353	5,295
		1,492,686
Self Storage REITs — 4.6%
Abacus Storage King	2,511	2,100
Big Yellow Group PLC	657	10,217
CubeSmart	946	45,011
Extra Space Storage Inc.	887	141,583
National Storage Affiliates Trust	330	14,048
National Storage REIT	4,341	7,044
Public Storage	672	198,858

Schedule of Investments (unaudited) (continued)	iShares® Environmentally Aware Real Estate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Self Storage REITs (continued)
Safestore Holdings PLC	784	$8,147
Shurgard Self Storage Ltd.	93	3,636
		430,644
Single-Family Residential REITs — 3.1%
American Homes 4 Rent, Class A	1,398	50,454
Equity LifeStyle Properties Inc.	1,042	71,565
Invitation Homes Inc.	2,512	88,598
PRS REIT PLC (The)	5,601	5,904
Sun Communities Inc.	588	74,517
Tritax EuroBox PLC(c)	5,163	4,454
		295,492

Total Long-Term Investments — 99.5%
(Cost: $8,939,461)		9,398,375

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	102,960	103,001
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(d)(e)	10,000	$10,000

Total Short -Term Investments — 1.2%
(Cost: $112,991)		113,001

Total Investments — 100.7%
(Cost: $9,052,452)		9,511,376

Liabilities in Excess of Other Assets — (0.7)%		(70,090)

Net Assets — 100.0%		$9,441,286

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,212	$94,787	(a)	$—	$(8)	$10	$103,001	102,960	$192	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0	(a)	—	—	—	10,000	10,000	136		—
					$(8)	$10	$113,001		$328		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	1	09/20/24	$36	$2,617

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Environmentally Aware Real Estate ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,252,878	$3,145,497	$—	$9,398,375
Short-Term Securities
Money Market Funds	113,001	—	—	113,001
	$6,365,879	$3,145,497	$—	$9,511,376
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,617	$—	$—	$2,617

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust